Dec. 28, 2016

Prudential Investment Portfolios 3

Prudential Global Absolute Return Bond Fund

(the "Fund")

Supplement dated December 8, 2017 to the
Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

Effective as of January 1, 2018 the existing contractual cap on Fund expenses will be lowered, and the Fund's management fee rate and subadvisory fee rate will be reduced. To reflect these changes, the Fund's Summary Prospectus, Prospectus, and SAI are hereby revised as follows, effective as of January 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled "Fund Summary—Fund Fees and Expenses", the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	4.61%	20.48%	1.13%	1.64%
= Total annual Fund operating expenses	5.56%	22.18%	1.83%	2.34%
– Fee waiver and/or expense reimbursement	(4.36)%	(20.23)%	(1.03)%	(1.49)%
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement (1)	1.20%	1.95%	0.80%	0.85%
(1)	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.80% of average daily net assets for Class Q shares, and 0.85% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund's Board of Trustees.

2.	In the Summary Prospectus and Prospectus, in the section entitled "Fund Summary—Fund Fees and Expenses—Example", the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$567	$1,663	$2,747	$5,404	$567	$1,663	$2,747	$5,404
Class C	$298	$4,018	$6,638	$10,130	$198	$4,018	$6,638	$10,130
Class Q	$82	$475	$894	$2,063	$82	$475	$894	$2,063
Class Z	$87	$587	$1,115	$2,561	$87	$587	$1,115	$2,561